MARKETABLE SECURITIES (Schedule of Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 3,519	$ 3,719
Gross unrealized gains	404	349
Fair market value	3,923	4,068
Corporate Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		204
Gross unrealized gains		99
Fair market value		303
Government Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,519	3,515
Gross unrealized gains	404	250
Fair market value	$ 3,923	$ 3,765